CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents		$ 318,195	$ 340,759
Short-term deposits		419,528	495,359
Marketable securities	[1]	175,872	169,694
Trade accounts receivable		163,293	152,935
Inventories		330,819	302,108
Other current assets		32,396	34,319
Total current assets		1,440,103	1,495,174
LONG-TERM INVESTMENTS		8,829	8,796
PROPERTY AND EQUIPMENT, NET		1,018,636	962,258
GOODWILL AND OTHER INTANGIBLE ASSETS, NET		13,049	14,031
DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET		53,459	67,349
TOTAL ASSETS		2,534,076	2,547,608
CURRENT LIABILITIES
Current maturities of long-term debt		41,300	62,275
Trade accounts payable		154,507	150,930
Deferred revenue and customers' advances		22,402	38,911
Employee related liabilities		58,399	58,920
Other current liabilities		25,231	76,352
Total current liabilities		301,839	387,388
LONG-TERM DEBT		178,865	210,069
LONG-TERM CUSTOMERS' ADVANCES		31,209	40,893
EMPLOYEE RELATED LIABILITIES		8,349	7,711
DEFERRED TAX AND OTHER LONG-TERM LIABILITIES		2,709	13,006
TOTAL LIABILITIES		522,971	659,067
TOTAL SHAREHOLDERS' EQUITY		2,011,105	1,888,541
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 2,534,076	$ 2,547,608

[1]	Marketable securities are available-for-sale securities; the amortized cost of such marketable securities of $184,974 and $181,247 as of June 30, 2023 and December 31, 2022, respectively, is presented net of an immaterial allowance for credit losses.